Inx Token Liability (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Sep. 19, 2024	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022	[1]
Inx Token Liability [Line Items]
Warrants exercised (in Shares)		388,334	2,149,210
Number of INX tokens granted (in Shares)			11,000
Expense amount			$ 6
Aggregate purchase amount	$ 5,000
Fair value per INX token (in Dollars per share)		$ 0.19	$ 0.4
Unrealized gain		$ 28,394	$ 3,775	[1]	$ 226,044
Mr. Shy Datika [Member]
Inx Token Liability [Line Items]
Percentage of outstanding INX tokens		5.40%

[1]	Reclassified in respect of discontinued operation – see note 4 to the financial statements.